Fair Value Measurements (Details) - Schedule of Financial Assets that Measured at Fair Value on Recurring Basis - U.S. Treasury Securities [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Marketable securities held in Trust Account:
Investments held in Trust Account	$ 18,081,721	$ 20,850,793
Level 1 [Member]
Marketable securities held in Trust Account:
Investments held in Trust Account	18,081,721	20,850,793
Level 2 [Member]
Marketable securities held in Trust Account:
Investments held in Trust Account
Level 3 [Member]
Marketable securities held in Trust Account:
Investments held in Trust Account